Quarterly Holdings Report
for
Fidelity® Pennsylvania Municipal Income Fund
March 31, 2025
PFL-NPRT1-0525
1.814657.120
Municipal Securities - 91.1%
	Principal Amount (a)	Value ($)
New Jersey,Pennsylvania - 0.9%
Transportation - 0.9%
Delaware Riv Port Auth PA & NJ 5% 1/1/2037	1,000,000	1,049,291
Delaware Riv Port Auth PA & NJ 5% 1/1/2038	1,300,000	1,362,695
Delaware Riv Port Auth PA & NJ 5% 1/1/2039	1,000,000	1,048,174
		3,460,160
TOTAL NEW JERSEY,PENNSYLVANIA		3,460,160
Pennsylvania - 89.1%
Education - 12.9%
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2033	1,570,000	1,631,464
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2034	2,250,000	2,334,632
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2031	1,105,000	1,197,434
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2034	645,000	703,049
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Robert Morris University Proj.) Series 2017, 5% 10/15/2047	1,660,000	1,435,432
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (b)(c)	3,000,000	1,440,000
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2031	500,000	508,492
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2032	750,000	762,258
Dallas PA Area Mun Auth Univ Rev (Misericordia University Proj.) 5% 5/1/2048	4,000,000	3,533,942
Lackawanna Cnty PA Indl Dev Auth Rev (University of Scranton Proj.) 5% 11/1/2025	665,000	672,267
Lackawanna Cnty PA Indl Dev Auth Rev (University of Scranton Proj.) 5% 11/1/2027	1,105,000	1,153,308
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2029 (d)	2,965,000	3,068,999
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2030 (d)	2,895,000	2,999,755
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2031 (d)	4,450,000	4,688,077
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2032 (d)	5,200,000	5,475,403
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 5% 3/1/2036	1,000,000	1,040,799
Pennsylvania St Univ Series 2024, 5.25% 9/1/2054	6,000,000	6,391,585
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) 5.25% 11/1/2052	1,150,000	1,198,304
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020A, 4% 11/1/2045	3,825,000	3,493,442
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2037 (Build America Mutual Assurance Co Insured)	530,000	559,474
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2038 (Build America Mutual Assurance Co Insured)	600,000	630,622
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5.25% 10/1/2044 (Build America Mutual Assurance Co Insured)	1,100,000	1,141,868
Temple Univ of The Comwlth Sysof Higher Ed PA Univ Rev (Temple Univ, PA Proj.) 5% 4/1/2036 (Assured Guaranty Municipal Corp Insured)	4,750,000	5,337,053
		51,397,659
Electric Utilities - 3.6%
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2033	1,500,000	1,533,369
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2034	500,000	512,228
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	3,000,000	3,195,524
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 5% 8/1/2050 (Assured Guaranty Municipal Corp Insured)	8,835,000	9,112,555
		14,353,676
General Obligations - 10.8%
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	4,000,000	2,993,298
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	630,000	590,636
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	3,500,000	3,809,490
East Lycoming Sch Dist PA 3% 9/15/2035	700,000	633,621
Fayette Cnty PA Gen. Oblig. Series 2021 A, 2% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	1,000,000	745,203
Haverford Twp PA School Dist Series 2021 A, 2% 3/15/2032	1,035,000	883,432
Lancaster PA Sch Dist 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	3,525,000	3,739,296
Parkland PA Sch Dist 3% 2/1/2035	665,000	614,604
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2029	300,000	314,426
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2030	375,000	391,914
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2031	425,000	442,580
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2035	315,000	283,594
Pennsylvania St Gen. Oblig. Series FIRST 2020, 2% 5/1/2039	500,000	362,160
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2037	1,060,000	804,892
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2038	4,825,000	3,568,327
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2038	3,000,000	3,141,176
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2039	7,600,000	7,930,141
Philadelphia PA Sch Dist 4% 9/1/2037	2,100,000	2,083,371
Philadelphia PA Sch Dist 4% 9/1/2038	2,300,000	2,229,554
Philadelphia PA Sch Dist 4% 9/1/2039	2,000,000	1,922,219
Philadelphia PA Sch Dist 5% 9/1/2029	1,250,000	1,320,909
Philadelphia PA Sch Dist 5% 9/1/2030	1,000,000	1,054,012
Philadelphia PA Sch Dist 5% 9/1/2033	1,000,000	1,044,496
Reading PA Sch Dist Series 2017, 5% 3/1/2035 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,024,166
State College PA Area Sch Dist Series 2017, 3.25% 5/15/2043	405,000	349,572
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2014B 2, 5% 12/1/2025	335,000	335,583
		42,612,672
Health Care - 21.3%
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2026	500,000	500,180
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2027	490,000	490,150
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2028	540,000	540,107
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2029	710,000	709,914
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2030	685,000	683,863
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2026	1,140,000	1,172,128
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2027	225,000	234,680
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2028	200,000	208,223
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2029	200,000	207,807
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series A, 4% 11/15/2032	350,000	350,497
Doylestown PA Hosp Auth Hosp 4% 7/1/2045	1,215,000	1,072,354
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2025	200,000	200,744
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	1,520,000	1,229,513
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2031	1,030,000	1,025,611
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2034	1,000,000	973,586
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2036	1,400,000	1,354,469
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2039	1,160,000	1,114,458
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages Of The Grand Lodge Of Pennsylvania Proj.) 3.75% 7/1/2034, LOC JPMorgan Chase Bank NA VRDN (e)	1,800,000	1,799,999
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2034	1,000,000	1,016,983
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2044	1,000,000	1,031,311
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2049	900,000	916,685
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2054	400,000	403,692
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2059	535,000	538,039
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	4,000,000	4,306,780
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2012B, 3.25% 7/1/2032	465,000	440,234
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2016 A, 3% 7/1/2036	410,000	364,325
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	125,000	121,692
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2049	5,100,000	4,484,224
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	5,000	5,186
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2036	280,000	303,983
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2037	330,000	356,305
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	390,000	418,857
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	250,000	266,569
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	4,000,000	3,470,718
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2025	750,000	750,092
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2026	1,000,000	1,000,211
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	1,000,000	999,936
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2026	1,500,000	1,531,692
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2034	2,500,000	2,472,504
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	245,000	231,721
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3.125% 8/15/2035	265,000	240,320
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	4,500,000	4,087,627
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2024 B, 3.55% 8/15/2054, LOC TD Bank NA VRDN (e)	4,000,000	4,000,000
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 4.5% 7/1/2035	2,875,000	2,913,664
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	575,000	618,830
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	800,000	857,085
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2038	500,000	538,112
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2039	620,000	664,241
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 3.6% 11/1/2061, LOC Truist Bank VRDN (e)	4,750,000	4,750,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D1, 3.55% 11/1/2061, LOC Bank of America NA VRDN (e)	2,400,000	2,400,000
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 3.45% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (e)	19,000,000	19,000,000
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2026	1,000,000	1,001,107
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2037	1,400,000	1,293,255
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2027	200,000	205,041
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2028	1,130,000	1,166,833
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2029	500,000	517,611
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2030	1,000,000	1,037,055
		84,590,803
Housing - 6.5%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 2.8% 10/1/2031	350,000	326,937
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	620,000	538,140
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.5% 10/1/2045	1,300,000	905,712
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.7% 4/1/2033	1,500,000	1,336,621
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2025 (d)	370,000	371,915
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026 (d)	1,500,000	1,525,066
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	650,000	680,001
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2028	950,000	1,005,444
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	450,000	480,060
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029 (d)	2,410,000	2,522,798
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	2,000,000	2,058,146
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2026 (d)	995,000	1,007,266
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	100,000	106,116
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029 (d)	2,400,000	2,503,813
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	775,000	773,367
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 2.45% 10/1/2041	1,305,000	958,628
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2025	220,000	222,228
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2026	280,000	288,600
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2027	225,000	235,385
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2028	260,000	275,174
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2029	365,000	390,798
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2025	200,000	200,000
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2026	240,000	244,974
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2027	225,000	233,437
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2028	250,000	262,901
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2029	310,000	328,958
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	5,925,000	5,937,464
		25,719,949
Resource Recovery - 2.7%
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (d)(e)	10,845,000	10,904,088
Special Tax - 1.1%
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series 2021 A, 3% 12/1/2051	4,415,000	3,191,916
Pittsburgh & Alleg Cnty Parking 5% 12/15/2032	500,000	515,291
Pittsburgh & Alleg Cnty Parking 5% 12/15/2033	500,000	514,422
		4,221,629
Transportation - 20.2%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (d)	12,000,000	12,033,992
Pennsylvania Turnpike Commission 5% 12/1/2041	2,400,000	2,567,790
Pennsylvania Turnpike Commission 5% 12/1/2042	2,240,000	2,384,604
Pennsylvania Turnpike Commission 5% 12/1/2043	3,000,000	3,200,590
Pennsylvania Turnpike Commission 5% 12/1/2043	3,650,000	3,894,051
Pennsylvania Turnpike Commission 5.25% 12/1/2055	5,000,000	5,325,286
Pennsylvania Turnpike Commission Series 2014 A 2, 5.125% 12/1/2040 (f)	5,500,000	5,754,894
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2037	5,815,000	6,124,989
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2050	5,000,000	5,140,421
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2044	4,000,000	3,780,862
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2045	4,000,000	3,749,778
Pennsylvania Turnpike Commission Series 2021 B, 3% 12/1/2051	3,000,000	2,172,494
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2040	1,000,000	975,583
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2041	1,000,000	968,210
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2042	1,500,000	1,442,676
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2046	2,000,000	2,071,373
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2043	4,615,000	4,893,553
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (f)	410,000	423,462
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2038 (f)	2,500,000	2,597,572
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2043	8,750,000	9,036,828
Philadelphia PA Airport Rev 5% 7/1/2031 (d)	1,000,000	1,024,129
Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Series 2017, 5% 1/1/2035 (d)	1,000,000	1,006,934
		80,570,071
Water & Sewer - 10.0%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2049	2,000,000	2,087,194
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2055	1,750,000	1,806,463
Allegheny Cnty PA San Auth Swr Series 2024, 5.25% 12/1/2055	2,500,000	2,627,426
Capital Region Wtr PA Wtr Rev 5% 7/15/2030	1,500,000	1,583,460
Capital Region Wtr PA Wtr Rev 5% 7/15/2031	1,250,000	1,314,269
Philadelphia PA Wtr & Wastewtr Series 2020, 5% 10/1/2040	3,195,000	3,356,003
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	5,000,000	5,368,714
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2054	10,000,000	10,608,536
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	3,600,000	3,714,978
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 4% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	2,000,000	2,035,044
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 4% 9/1/2035 (Assured Guaranty Municipal Corp Insured)	400,000	405,377
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5.25% 9/1/2050 (Assured Guaranty Municipal Corp Insured)	4,500,000	4,850,870
		39,758,334
TOTAL PENNSYLVANIA		354,128,881
Puerto Rico - 1.1%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	1,225,367	839,588
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	145,000	150,133
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	440,000	471,332
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,045,000	1,148,126
		2,609,179
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (g)	1,155,000	904,055
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (h)	655,000	672,314
TOTAL PUERTO RICO		4,185,548
TOTAL MUNICIPAL SECURITIES (Cost $376,683,762)		361,774,589

Money Market Funds - 7.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $31,572,546)	3.33	31,566,232	31,572,546

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $408,256,308)	393,347,135
NET OTHER ASSETS (LIABILITIES) - 1.0%	3,971,154
NET ASSETS - 100.0%	397,318,289

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing - Security is in default.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $672,314 or 0.2% of net assets.

(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	21,468,220	20,837,582	10,733,256	171,075	-	-	31,572,546	31,566,232	0.9%
Total	21,468,220	20,837,582	10,733,256	171,075	-	-	31,572,546

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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